Note 1 - Organization and Principal Activities (Details) - Significant Subsidiaries, VIEs and VIEs' Subsidiaries	12 Months Ended
Dec. 31, 2014
"CFO Fuhua" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Dec. 31, 2000
Subsidiary, legal ownership interest
"CFO Chongzhi" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jun. 06, 2008
Subsidiary, legal ownership interest
"CFO Qicheng" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Dec. 18, 2009
Subsidiary, legal ownership interest
"CFO Newrand" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 17, 2008
Subsidiary, legal ownership interest
"CFO Securities Consulting" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Nov. 05, 2009
Subsidiary, legal ownership interest
Stockstar Wealth Management [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Apr. 12, 2011
Subsidiary, legal ownership interest
CFO Beijing [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jul. 09, 1998
Subsidiary, legal ownership interest	100.00%
"CFO Software" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Dec. 07, 2004
Subsidiary, legal ownership interest	100.00%
“CFO Success” [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 16, 2007
Subsidiary, legal ownership interest	100.00%
"CFO Genius" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Sep. 21, 2006
Subsidiary, legal ownership interest	100.00%
"CFO Stockstar" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 01, 2006
Subsidiary, legal ownership interest	100.00%
CFO Zhengyong [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Aug. 17, 2008
Subsidiary, legal ownership interest	100.00%
"CFO Zhengtong" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jun. 24, 2008
Subsidiary, legal ownership interest	100.00%
iSTAR Financial Holdings [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jul. 16, 2007
Subsidiary, legal ownership interest	85.00%
iSTAR Securities [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Nov. 23, 2007
Subsidiary, legal ownership interest	85.00%
"iSTAR Futures" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Apr. 16, 2008
Subsidiary, legal ownership interest	85.00%
"iSTAR Wealth Management" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 08, 2008
Subsidiary, legal ownership interest	85.00%
"iSTAR Credit" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Feb. 10, 2012
Subsidiary, legal ownership interest	85.00%
"CFO Meining" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 01, 2006
Subsidiary, legal ownership interest
"CFO Newrand Training" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Oct. 17, 2008
Subsidiary, legal ownership interest
CFO Huiying [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Dec. 18, 2009
Subsidiary, legal ownership interest
CFO Tahoe [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Sep. 30, 2013
Subsidiary, legal ownership interest
"CFO Shenzhen Shangtong" [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Sep. 23, 2009
Subsidiary, legal ownership interest
CFO Zhengjin Fujian [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jan. 06, 2013
Subsidiary, legal ownership interest
CFO Zhengjin Shanghai [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Dec. 12, 2013
Subsidiary, legal ownership interest
CFO Zhengjin Tianjin [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jul. 23, 2013
Subsidiary, legal ownership interest
CFO Henghui [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Sep. 30, 2013
Subsidiary, legal ownership interest
CFO Zhengjin Beijing [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jan. 13, 2014
Subsidiary, legal ownership interest
CFO Yingliboa [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Jan. 15, 2014
Subsidiary, legal ownership interest
CFO Zhengjin Qingdao [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Sep. 04, 2014
Subsidiary, legal ownership interest
CFO Zhengjin Jiangsu [Member]
Subsidiaries:
Subsidiary, date of incorporation or acquisition	Nov. 19, 2014
Subsidiary, legal ownership interest